Unique Loan ID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	Fitch Final Compliance Grade	Moody's Final Compliance Grade	DBRS Final Compliance Grade
300001	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Agreement
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
300003	3
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300005	2
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
 [2]   State - Missing Interim Interest Disclosure
							B	B	B
300006	3	[3] Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements. [2] Affiliated Business Doc Missing [2] Initial GFE Missing			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300007	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Application Disclosure Statement
 [2]   State - Missing Collateral Protection Act Disclosure
							B	B	B
300009	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer	Finance charges under disclosed by $189.79 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300010	2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing					B	B	B
300011	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					B	B	B
300015	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
 [2]   Initial TIL Missing
							B	B	B
300020	2	[2] Initial TIL Missing					B	B	B
300021	2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure					B	B	B
300022	3	[3] Federal Higher-Priced Mortgage Loan [2] HMDA-reportable rate spread (10/1/09 and later) [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act	Federal Higher-Priced Mortgage Loan - stated APR of 5.8890% and audited APR of 5.8708% exceeds the HPML threshold of 5.85% (1.5% over applicable APOR, 4.35%). Loan appears to be a compliant fed HPML.		Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	FHPML - Compliant	B	B	B
300026	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present					B	B	B
300027	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					B	B	B
300028	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Borrower's Acknowledgment and Agreement Concerning Dual Capacity
[2]   State - Missing Disclosure and Acknowledgment of Involvement and Fees Earned by Mortgage Broker
[2]   State - Missing Cover Page / Social Security Disclosure
 [2]   Initial GFE Missing

Finance charges under disclosed by $137.32 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a tax service fee of $69, a wire fee of $40, a courier fee of $20 and the flood certification fee of $8.50 as prepaid finance charges.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300029	2	[2] State - Missing Right to Choose Insurance Provider [2] State - Missing Title Insurance Notice					B	B	B
300030	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing					B	B	B
300031	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
300032	3
[3]   Note P&I Does Not Equal Final TIL P&I
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Commitment Letter
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Virginia Insurance Disclosure
[2]   State - Missing Appraisal Notice
[2]   Initial GFE Missing
 [2]   Initial TIL Missing

Final TIL reflects 12 Interest Only payments with no specified payment amount, however audited TIL indicates 358 payments of $3598.57 and 1 payment of $3594.97.
 Finance charges under disclosed by $8,416.96 which exceeds the $35 tolerance for a refinance transaction. Final TIL discloses 348 payments at $3,641.66 with 12 month interest only payments which is inconsistent with the loan terms outlined in the note and construction addendum at consummation; unable to determine the reason for discrepancy.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

 Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						TILA SOL Expired	B	B	B
300033	1						A	A	A
300034	2	[2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note					B	B	B
300035	2	[2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Borrower's Bill of Rights [2] State - Missing Rate Lock					B	B	B
300036	3	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $3551.70  which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300037	3
[3]   TIL Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
				NO		TNR Testing Not Required	C	C	C
300038	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note
[2]   State - Missing Lock-In Agreement
 [2]   Initial TIL Missing

Finance charges under disclosed by $ 230 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing fee of $150, and 2 courier fees of $40 and $30 as  prepaid finance charges.
 ROR executed by borrowers 06/xx/2003 with expiration of rescission period noted as 06/xx/2003. HUD reflects a funding date of 06/xx/2003, equal to the rescission period expiration date, and 20 days of interest was collected which coincides with a 06/xx/2003 funding date.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

 ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
						TILA SOL Expired	B	B	B
300039	2	[2] Credit Score Disclosure Not Present [2] Initial GFE Missing					B	B	B
300040	2	[2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Appraisal Notice [2] Initial TIL Missing					B	B	B
300041	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Evidence of Single Premium Credit Insurance With Disclosure
[2]   State - Missing Application Disclosure
[2]   State - Missing Daily Simple Interest Loan Disclosure
[2]   State - Missing Appraisal Notice
 [2]   Initial TIL Missing
			Evidence of involuntary unemployment with a monthly payment of $26.81 and annual premium of $321.76. Insurance is optional.				B	B	B
300042	3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate	Final TIL incomplete due not being signed or dated by the borrower.	TESTED		TR Tested	B	B	B
300043	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Attorney Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Application Disclosure
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Lock In Agreement
[2]   State - Missing Initial Tax Authorization Notice
[2]   State - Missing Commitment Letter
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
							B	B	B
300044	3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Broker Agreement [2] State - Missing Application Fee Disclosure [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300045	3
[3]   TIL Missing
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
 [2]   State - Missing Statutory Authority Disclosure
				NO		TNR Testing Not Required	C	C	C
300046	3	[3] ROR Missing [3] Finance Charge underdisclosed >$35 for Refinance [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $43.34 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

 Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						TILA SOL Expired	B	B	B
300047	3	[3] HUD-1 Incomplete [2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Rate Lock	Final HUD incomplete due to not being executed by borrower.	NO		TNR Testing Not Required	C	C	C
300054	2	[2] State - Missing Closing Statement / Closing Disclosure [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
300056	3
[3]   ROR Missing
[3]   HUD-1 Incomplete
[3]   Federal Higher-Priced Mortgage Loan
[3]   Initial TIL Date < 7 Days Prior to Origination Date
[3]   Maryland Higher Priced Mortgage Loan
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing MD Balloon Disclosure
[2]   HMDA-reportable rate spread (10/1/09 and later)
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing MD Notice of Housing Counseling and Services disclosure
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Application Disclosure
 [2]   State - Missing Attorneys' Fees Disclosure

Federal Higher-Priced Mortgage Loan - stated APR of 5% and audited APR of 5.0097% exceeds the HPML threshold of 4.64% (1.5% over applicable APOR, 3.14%). Missing evidence lender assessed borrower's ability to repay. Non-compliant FHPML.
HUD incomplete due to no payoff listed and no fees charged. The HUD is signed by the borrower with the subject loan amount however nothing else is listed.
Initial TIL in file is dated 1/xx/2012 which is 2 days prior to closing.
 Maryland Higher-Priced Mortgage Loan - stated APR of 5% and audited APR of 5.0097% exceeds the HPML threshold of 4.64% (1.5% over applicable APOR, 3.14%). Missing evidence lender assessed borrower's ability to repay. Non-compliant MA HPML.
				YES
ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

For a violation of any provision, the credit grantor may collect only the principal amount of the loan and may not collect any interest, costs, fees, or other charges with respect to the loan. If the violation is made in good faith and the credit grantor corrects the violation and makes the borrower whole within 10 days of receiving notification of the violation, the above penalty does not apply. For "knowing violation," penalty is 3 times the amount of interest, fees, and charges collected in excess of what is permitted and treble damages. A credit grantor is not liable for any failure to comply with a provision of this subtitle if, within 60 days after discovering an error and prior to institution of an action under this subtitle or the receipt of written notice from the borrower, the credit grantor notifies the borrower of the error and makes whatever adjustments are necessary to correct the error.

Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						TR HUD Deficiency/FHPML - NC	C	C	C
300061	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
 [2]   State - Missing Closing Statement / Closing Disclosure

Finance charges under disclosed by $100.80 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Lender credit on page one of HUD for $300 which is not itemized, therefore, applied to non-APR fees first.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300062	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
							B	B	B
300063	2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
300064	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] Initial TIL Missing					B	B	B
300066	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					B	B	B
300067	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Interim Interest Disclosure
 [2]   Initial GFE Missing
			Finance charges under disclosed by $2619.58 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300068	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
 [2]   State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note
							B	B	B
300069	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower's Bill of Rights
[2]   State - Missing Consumer Caution and Counseling Disclosure
[2]   State - Missing Insurance Disclosure / Right to Choose Insurance Provider
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
300070	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date
Finance charges under disclosed by $89.91 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an closing protection letter fee of $35 and courier fee of $60 as prepaid finance charges.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300071	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Appraisal Notice					B	B	B
300072	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] Initial TIL Missing					B	B	B
300073	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Virginia Insurance Disclosure					B	B	B
300074	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
							B	B	B
300075	3	[3] State Late Charge Not Standard [2] State - Missing Mortgage Originator Dislcosure [2] State - Missing Right to Choose Insurance Provider [2] Initial TIL Missing	Late charge fee of 5% exceeds the max allowed of 4% for the state of xxx			Late Charge	C	C	C
300076	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Application Disclosure Statement [2] State - Missing Cover Page / Social Security Disclosure					B	B	B
300077	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet					B	B	B
300078	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Attorney Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Application Disclosure
[2]   State - Missing Initial Tax Authorization Notice
 [2]   State - Missing Commitment Letter
			Finance charges under disclosed by $1,050 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300079	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					B	B	B
300080	3
[3]   TIL Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial TIL Missing
 [2]   HMDA-reportable rate spread (1/1/04-10/1/09)
				YES		TR TIL Deficiency	B	B	B
300081	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate					B	B	B
300082	3
[3]   HUD-1 Incomplete
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial TIL Date not within 3 days of Initial Application Date
 [2]   Initial GFE Date not within 3 days of Initial Application Date
			Final HUD not executed by the borrower or certified by the settlement agent.	YES		TR HUD Deficiency	C	C	C
300083	3	[3] ROR Missing [3] TIL Incomplete [2] Affiliated Business Doc Missing [2] Initial TIL Missing	Final TIL is executed by borrower at closing; however, reflects estimated APR, Finance Charge, Amount Financed and Total Payment figures.	TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Tested	B	B	B
300089	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
300090	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Loan Commitiment
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
 [2]   State - Missing Notice to Cosigner
							B	B	B
300091	1						A	A	A
300092	2
[2]   State - Missing Commitment Disclosure
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
 [2]   State - Missing Right to Select Attorney Disclosure
							B	B	B
300093	2	[2] Initial GFE Missing [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
300094	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure					B	B	B
300095	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Application Disclsoure
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
 [2]   State - Missing Oral Agreement Notice
							B	B	B
300096	2
[2]   Credit Score Disclosure Not Present
[2]   Initial TIL Missing
[2]   State - Missing Application Disclosure
[2]   State - Missing Rate Lock
[2]   State - Missing Title Insurance Notice
 [2]   State - Missing Licensee Name Number and NMLS Unique Identifier on the application
							B	B	B
300097	1						A	A	A
300098	2	[2] Initial TIL Missing [2] State - Missing Virginia Insurance Disclosure					B	B	B
300099	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
300100	1						A	A	A
300101	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
300102	3	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges are underdisclosed by $397.84 which exceeds the $35 tolerance for refinance transactions. Unable to determine the underdisclosure due to missing the TIL itemization. There is a $350 broker credit reflecting on line 205 that is un-itemized; therefore, excluded.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300103	3
[3]   HUD-1 Missing
[3]   TIL Missing
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
 [2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
				NO		TNR Testing Not Required	C	C	C
300104	1						A	A	A
300105	2
[2]   State - Missing MD Finance Agreement
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Disclosure of Seller-Paid Fees
[2]   State - Missing First Time Home Buyer Affidavit
[2]   State - Missing Licensee Information or Affidavit of Exemption
 [2]   State - Missing Written Acknowledgement of Delivery of the Note
							B	B	B
300106	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Net Tangible Benefit Worksheet					B	B	B
300107	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
 [2]   HMDA-reportable rate spread (1/1/04-10/1/09)
							B	B	B
300108	2
[2]   Initial TIL Missing
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Appraisal and Consumer Report Notice
 [2]   State - Missing  Borrower's Choice of Attorney Disclosure
							B	B	B
300109	3
[3]   HUD1 Incomplete
[2]   State - Missing Loan Commitiment
[2]   State - Missing Interim Interest Disclosure
[2]   Initial TIL Date not within 3 days of Initial Application Date
 [2]   Initial GFE Date not within 3 days of Initial Application Date
			HUD-1 incomplete due to missing exhibit A itemizing the charges on line 811 in the amount of $8,715.	YES		TR Indeterminable	D	D	D
300110	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Affiliated Business Doc Missing
[2]   State - Missing Residential Mortgage Loan Originator Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Collateral Protection Insurance Notice
[2]   State - Missing Complaints and Inquiries Notice
 [2]   Initial GFE Missing
			Finance charges under disclosed $194.92 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300111	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
 [2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE

Finance charges under disclosed by $440.62 which exceeds the $100.00 tolerance for purchase transactions.   TIL itemization did not disclose a tax service fee of $90.00, an administration fee of $340.00 and a courier fee of  $15.00 as prepaid finance charges.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300112	2	[2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
300113	2
[2]   State - Missing MD Finance Agreement
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
 [2]   State - Missing Credit Grantor Election
							B	B	B
300114	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing					B	B	B
300115	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing MD Balloon Disclosure
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Disclosure of Seller-Paid Fees
[2]   State - Missing First Time Home Buyer Affidavit
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
 [2]   State - Missing MD Notice of Housing Counseling and Services disclosure
							B	B	B
300116	1						A	A	A
300117	2
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Finance Lender Information Disclosure
 [2]   State - Missing Interim Interest Disclosure
							B	B	B
300118	1						A	A	A
300119	3	[3] Rescission Period under 3 days [2] State - Missing Hazard Insurance Disclosure	ROR executed by borrowers 02/xx/2008 with expiration of rescission period noted as 02/xx/2008, only providing borrower with 2 day rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300120	2	[2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter					B	B	B
300121	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Notice to Mortgage Applicants / Legal Representation Notice
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
300122	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
 [2]   Initial TIL Missing
							B	B	B
300123	3	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed) [2] GFE1 Written list of service providers not given to borrower [2] Initial GFE Date not within 3 days of Initial Application Date
Initial GFE dated 09/23/2010 is not within 3 days of application 07/26/2010.
 The APR on the initial TIL (5.686) is less than the APR on the Final TIL (6.009). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300124	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Commitment Letter [2] Initial TIL Missing					B	B	B
300125	2	[2] Initial GFE Missing					B	B	B
300126	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
 [2]   Initial TIL Missing
							B	B	B
300127	3	[3] APR Tolerance UnderDisclosed 0.125	APR is under disclosed by 8.9002% which exceeds the .125% tolerance.	NO	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TNR Testing Not Required	C	C	C
300128	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
							B	B	B
300129	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Disclosure
[2]   State - Missing Commitment Disclosure
[2]   State - Missing Waiver of Borrower's Rights
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
300132	1						A	A	A
300142	3	[3] TIL Incomplete [2] State - Missing Pre-Application Dislcosure [2] State - Missing Mortgage Loan Commitment [2] Initial TIL Date not within 3 days of Initial Application Date	Final TIL incomplete due to missing borrower signature, date and page 2 of 2	NO		TNR Testing Not Required	C	C	C
300148	3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [3] Finance Charge underdisclosed >$35 for Refinance
ROR violation, Final HUD provided indicates 7/xx/2008 disbursement date; ROR states expiration of recission period 7/xx/2008. Finance charges underdisclosed $440.08. Missing itemization to determine cause of under disclosure.
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300149	2	[2] Affiliated Business Doc Missing					B	B	B
300150	1						A	A	A
300151	1						A	A	A
300152	2	[2] Affiliated Business Doc Missing					B	B	B
300153	1						A	A	A
300154	1						A	A	A
300155	1						A	A	A
300156	1						A	A	A
300157	2	[2] Initial TIL Missing [2] Initial GFE Missing					B	B	B
300158	1						A	A	A
300159	1						A	A	A
300160	2	[2] Initial TIL Missing					B	B	B
300161	1						A	A	A
300162	1						A	A	A
300163	3	[3] ROR Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Broker Agreement			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300164	2	[2] Initial TIL Date not within 3 days of Initial Application Date					B	B	B
300165	2	[2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Collateral Protection Act Disclosure [2] Loan is subject to IL Predatory Lending Database Program	Loan is subject to IL predatory Lending Database Program. Certificate of Compliance from IL predatory Lending Database Program found in file.				B	B	B
300166	2
[2]   Credit Score Disclosure Not Present
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Mortgage Broker Agreement
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
							B	B	B
300167	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
300169	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   HUD-1 Incomplete
[3]   No tolerance fees increased at closing (Origination Charge)
[3]   No tolerance fees increased at closing (Adjusted Origination Charges)
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
 [2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure

Final HUD not signed by the borrower or stamped by settlement agent.
Finance charges under disclosed by $1387.87 which exceeds the $35 tolerance for refinance transactions. Unable to apply the $1515.54 lender credit on line 208 of the HUD due to missing the credit itemization.
No tolerance fees increased at closing: Adjusted Origination increased from most recent binding GFE dated 11/08/2010; Adjusted Origination resulted from binding Origination fee of $0 and binding Charge for Interest rate of $0 for a new Adjusted Origination total of $0, which increased at closing to $1485.16. This is due to the fact that GFE3 dated 11/10/2010 reflects an undocumented increase in charge for interest rate from $0 to $1472.86 therefore an undocumented increase in Adjusted Origination charges from $12.30 to $1485.16.
 No tolerance fees increased at closing: Origination charges increased from most recent binding GFE dated 10/21/2010 disclosed Origination charges as $0 increased at closing to $12.30. This is due to the fact that GFE2 dated 11/08/2010 reflects an undocumented increase in Origination charges from $0 to $12.30.
				YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TR HUD Deficiency	C	C	C
300170	2	[2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] Initial TIL Missing					B	B	B
300171	2	[2] State - Missing Borrower Information Document [2] State - Missing Rate and Points Lock/Float Agreement [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					B	B	B
300172	3
[3]   MN Subprime loan
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Right to Choose Insurance Provider
[2]   Initial GFE Incomplete
[2]   Initial TIL Missing
 [2]   State - Missing Interest Rate Disclosre

Initial GFE incomplete as document is not dated.
 MN Subprime Loan.  Stated APR (7.6880%) and Audited APR (7.6898%) exceeds MN Subprime APR threshold for fixed rate loans of 7.25% (3% over applicable t-bill, 4.25%). Prepayment penalty provisions are prohibited on MN subprime loans as of 8/1/07.  Loan appears to be a compliant MN subprime loan.

No explicit assignee liability but because of the penalties, assignees could be impacted. Private right of action is available for borrowers that are injured (that term is not defined). Courts award the following: Civil penalties not to exceed $10,000 per violation ;Actual, incidental, and consequential damages ;Statutory damages equal to the amount of lender fees included in the loan ;Punitive damages if appropriate ;Court costs and reasonable attorneys fees.
						State - Compliant	B	B	B
300173	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[3]   Federal Higher-Priced Mortgage Loan
[3]   MN Subprime loan
[2]   HMDA-reportable rate spread (10/1/09 and later)
[2]   State - Missing Right to Choose Insurance Provider
[2]   Affiliated Business Doc Missing
[2]   State - Missing Prepayment Penalty Disclosure
 [2]   State - Missing Non Agency Disclosure

Federal Higher-Priced Mortgage Loan - Stated APR (5.987%) and Audited APR (6.0241%)  exceed the HPML threshold of 5.45% (1.5% over applicable APOR, 3.95%). Loan is a federal higher-priced mortgage loan and as such, must comply with applicable repayment ability, prepayment penalty, and escrow restrictions and requirements. Unable to verify creditor's repayment ability analysis.   Non-compliant Federal HPML
Finance charges under disclosed by $193.93 which exceeds the $100 tolerance for purchase transactions. There is a Lender credit on line 204 for $2002.01 which is un-itemized, therefore excluded.
 MN Subprime Loan.  Stated APR (5.987%) and Audited APR (6.0241%) exceeds MN Subprime APR threshold for fixed rate loans of 5.91% (3% over applicable t-bill, 2.91%). Prepayment penalty provisions are prohibited on MN subprime loans as of 8/1/07.  Non- compliant MN subprime loan.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

 No explicit assignee liability but because of the penalties, assignees could be impacted. Private right of action is available for borrowers that are injured (that term is not defined). Courts award the following: Civil penalties not to exceed $10,000 per violation ;Actual, incidental, and consequential damages ;Statutory damages equal to the amount of lender fees included in the loan ;Punitive damages if appropriate ;Court costs and reasonable attorneys fees.
						FHPML - NC/State - NC	C	C	C
300174	3
[3]   Federal Higher-Priced Mortgage Loan
[3]   Change date(s) in TIL rate/payment disclosure inaccurate
[3]   HUD-1 Incomplete
[2]   State - Missing Non Agency Disclosure
[2]   HMDA-reportable rate spread (10/1/09 and later)
 [2]   State - Missing Right to Choose Insurance Provider

Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 6/xx/2011 (funding date) or 7/xx/2011 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 6/xx/2011.
Federal Higher-Priced Mortgage Loan - stated APR of 4.595% and audited APR of 4.6004% exceed the HPML threshold of 4.5% (1.5% over applicable APOR, 3%). Loan is a federal higher-priced mortgage loan and as such, must comply with applicable repayment ability, prepayment penalty, and escrow restrictions and requirements. Unable to verify creditor's repayment ability analysis.   Non-compliant Federal HPML
 Final HUD not signed by the borrower or stamped by settlement agent.
				YES
Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						TR HUD Deficiency/FHPML - NC	C	C	C
300175	3	[3] HUD-1 Estimated [2] Initial GFE Missing	HUD in file is a signed estimated copy.	NO		TNR Testing Not Required	C	C	C
300176	2	[2] Initial TIL Missing					B	B	B
300177	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
 [2]   Initial TIL Missing
							B	B	B
300179	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
300180	2
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
 [2]   State - Missing  Fair Credit Reporting Act Notice
							B	B	B
300181	2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
300182	3	[3] HUD-1 Estimated [2] Initial GFE Missing	HUD in file is a Stamped CTC estimated copy.	YES		TR Indeterminable	D	D	D
300183	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					B	B	B
300184	2	[2] Credit Score Disclosure Not Present [2] State - Missing Licensee Information or Affidavit of Exemption					B	B	B
300185	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
300186	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
300187	3
[3]   TIL Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Authorization to Complete Blank Spaces
[2]   State - Missing Application Disclosure / Advance Fee Agreement
[2]   State - Missing Appraisal Notice
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
				NO		TNR Testing Not Required	C	C	C
300188	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					B	B	B
300189	2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
300190	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial TIL Missing
 [2]   HMDA-reportable rate spread (1/1/04-10/1/09)

Finance charges under disclosed by $3,464.54 which exceeds the $35 tolerance for refinance transactions. It appears a lower Index was used at origination than the 5.14313% Index available within the look-back period.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300191	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Collateral Protection Act Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
 [2]   HMDA-reportable rate spread (1/1/04-10/1/09)
			Finance charges under disclosed by $381.62 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
300192	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
300193	3
[3]   TIL Missing
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR TIL Deficiency	B	B	B
300194	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
300195	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Broker Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Interest Rate Disclosure
[2]   State - Missing Closing Statement
[2]   State - Missing Schedule of Loan Charges
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
300196	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Licensed Lenders Regulations Itemized Schedule of Charges
[2]   State - Missing Broker Agreement
[2]   State - Missing Notice of Consumers Right to Obtain a Security Freeze
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D